CONVERTIBLE PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
CONVERTIBLE PREFERRED STOCK [Line Items]
Convertible Preferred Stock

Note 8. Convertible Preferred Stock

The par value for the Convertible Preferred Stock is $0.00001. The authorized, issued, and outstanding shares of Convertible Preferred Stock, and liquidation preferences as of June 30, 2021 were as follows:

	Issuance Date	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Aggregate Liquidation Preference
Series A	July 6, 2016	8,000,000	8,000,000	$1.0000	$8,000,000
Series B	July 13, 2018	4,069,600	4,069,600	6.2500	25,435,000
Series B-1	July 13, 2018	3,272,475	3,272,475	3.1250	10,226,484
Series C	February 4, 2020	7,463,934	6,329,416	8.3736	52,999,998
		22,806,009	21,671,491		$96,661,482

The rights, preferences, privileges, and restrictions for the holders of preferred stock are as follows:

Dividends — The holders of preferred stock are entitled to receive non-cumulative dividends, prior and in preference to any declaration or payment of any dividends to the holders of common stock, in an amount equal to a dividend of 8% of the applicable original issue price per annum on each share of preferred stock, as adjusted for stock dividends, splits, combinations, recapitalizations or the like, when and if declared by the Board of Directors. After payment of such dividends, any additional dividends will be distributed to holders of preferred stock, participating on an as-if converted basis, Class F stock, and common stock. No dividends on preferred stock or common stock have been declared by the Board of Directors since inception.

Liquidation — In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of preferred stock are entitled to receive an amount equal to the greater of the original issue price per share as adjusted for stock splits, dividends, combinations, recapitalizations or the like, plus any dividends declared but unpaid on such shares, and such amount per share as would have been payable had such shares of preferred stock been converted into common stock immediately prior to such event, prior and in preference to any distributions to the holders of Class F and common stock. If the proceeds of such an event are insufficient to permit the full liquidation payment, the entire proceeds legally available for distribution will be distributed ratably among the holders of preferred stock in proportion to the full amounts that each such holder is otherwise entitled to receive.

Thereafter, the remaining assets and surplus will be distributed ratably to the holders of Class F and common stock in proportion to the number of shares of common stock held, on an as-if converted basis.

Redemption — Preferred stock is not redeemable at the option of the holder. Upon the occurrence of a liquidation transaction, preferred stock will be redeemed by the Company for the applicable original issue price. Moreover, if the holders of preferred stock would receive a greater amount of consideration had the preferred stock been converted immediately prior to such transaction, the preferred stock will be deemed to be converted for purposes of the redemption. Each preferred stock share is conditionally puttable by the holders upon “deemed liquidation events,” which include a merger, consolidation, change of control, or a sale of substantially all of the Company’s assets. The Company determined that triggering events that could result in a deemed liquidation are not solely within the control of the Company. Therefore, the preferred stock is classified outside of permanent equity (i.e., temporary equity). The preferred stock is not being accreted to its liquidation preference, as it is not probable that the preferred stock will become redeemable as of June 30, 2021. The Company continues to monitor circumstances that may cause the preferred stock to become probable of becoming redeemable.

Conversion — Each share of preferred stock is convertible into common stock, at the option of the holder, at any time after the date of issuance. Each share of preferred stock automatically converts into the number of shares of common stock determined in accordance with the conversion ratio upon the earlier of (i): the date, or the occurrence of an event, as specified by affirmative election by the majority of the holders of preferred stock, or (ii): upon the closing of an initial public offering, which results in aggregate proceeds of at least $100,000,000. As of June 30, 2021, and December 31, 2020, the conversion ratio for all outstanding series of preferred stock to common stock was one-to-one.

Voting — Each share of preferred stock has the same voting rights as the equivalent number of common stock on an as-converted basis. The holders of (i) Series A Preferred Stock, (ii) Series B and Series B-1 Preferred Stock, voting as a single class, and (iii) Series C Preferred Stock are each entitled to elect one member of the Board of Directors.

Protective Provisions — The holders of preferred stock also have certain protective provisions. So long as there are at least 20% of the originally issued shares of preferred stock issued and outstanding, the Company cannot without the approval of the majority of the preferred stock then outstanding, voting as a single class on an as-converted basis, take certain actions. Such actions include: (i) consummating a liquidation, dissolution or winding up of the Company; (ii) adversely altering, waiving or affecting the rights, preferences, privileges, or powers of, or restrictions of preferred stock; (iii) increasing or decreasing the authorized number of shares of any common stock or preferred stock; or (iv) redeeming or paying dividends except for permitted purposes.

Note 8. Convertible Preferred Stock

The authorized, issued, and outstanding shares of Convertible Preferred Stock, and liquidation preferences as of December 31, 2020 and 2019 were as follows:

			December 31, 2020
	Issuance Date	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Aggregate Liquidation Preference
Series A	July 6, 2016	8,000,000	8,000,000	$1.0000	$8,000,000
Series B	July 13, 2018	4,069,600	4,069,600	6.2500	25,435,000
Series B-1	July 13, 2018	3,272,475	3,272,475	3.1250	10,226,484
Series C	February 4, 2020	7,463,934	6,329,416	8.3736	52,999,998
		22,806,009	21,671,491		$96,661,482
			December 31, 2019
	Issuance Date	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Aggregate Liquidation Preference
Series A	July 6, 2016	8,000,000	8,000,000	$1.0000	$8,000,000
Series B	July 13, 2018	5,600,000	4,069,600	6.2500	25,435,000
Series B-1	July 13, 2018	3,272,475	3,272,475	3.1250	10,226,484
		16,872,475	15,342,075		$43,661,484

The rights, preferences, privileges, and restrictions for the holders of preferred stock are as follows:

Dividends — The holders of preferred stock are entitled to receive non-cumulative dividends, prior and in preference to any declaration or payment of any dividends to the holders of common stock, in an amount equal to a dividend of 8% of the applicable original issue price per annum on each share of preferred stock, as adjusted for stock dividends, splits, combinations, recapitalizations or the like, when and if declared by the Board of Directors. After payment of such dividends, any additional dividends will be distributed to holders of preferred stock, participating on an as-if converted basis, Class F stock, and common stock. No dividends on preferred stock or common stock have been declared by the Board of Directors since inception.

Liquidation — In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of preferred stock are entitled to receive an amount equal to the greater of the original issue price per share as adjusted for stock splits, dividends, combinations, recapitalizations or the like, plus any dividends declared but unpaid on such shares, and such amount per share as would have been payable had such shares of preferred stock been converted into common stock immediately prior to such event, prior and in preference to any distributions to the holders of Class F and common stock. If the proceeds of such an event are insufficient to permit the full liquidation payment, the entire proceeds legally available for distribution will be distributed ratably among the holders of preferred stock in proportion to the full amounts that each such holder is otherwise entitled to receive.

Thereafter, the remaining assets and surplus will be distributed ratably to the holders of Class F and common stock in proportion to the number of shares of common stock held, on an as-if converted basis.

Redemption — Preferred stock is not redeemable at the option of the holder. Upon the occurrence of a liquidation transaction, preferred stock will be redeemed by the Company for the applicable original issue price. Moreover, if the holders of preferred stock would receive a greater amount of consideration had the preferred stock been converted immediately prior to such transaction, the preferred stock will be deemed to be converted for purposes of the redemption. Each preferred stock share is conditionally puttable by the holders upon “deemed liquidation events,” which include a merger, consolidation, change of control, or a sale of substantially all of the Company’s assets. The Company determined that triggering events that could result in a deemed liquidation are not solely within the control of the Company. Therefore, the preferred stock is classified outside of permanent (i.e., temporary equity). The preferred stock is not being accreted to its liquidation preference, as it is not probable that the preferred stock will become redeemable as of December 31, 2020. The Company continues to monitor circumstances that may cause the preferred stock to become probable of becoming redeemable.

Conversion — Each share of preferred stock is convertible into common stock, at the option of the holder, at any time after the date of issuance. Each share of preferred stock automatically converts into the number of shares of common stock determined in accordance with the conversion ratio upon the earlier of (i): the date, or the occurrence of an event, as specified by affirmative election by the majority of the holders of preferred stock, or (ii): upon the closing of an initial public offering, which results in aggregate proceeds of at least $100,000,000. As of December 31, 2020 and 2019, the conversion ratio for all outstanding series of preferred stock to common stock was one-to-one.

Voting — Each share of preferred stock has the same voting rights as the equivalent number of common stock on an as-converted basis. The holders of (i) Series A Preferred Stock, (ii) Series B and Series B-1 Preferred Stock, voting as a single class, and (iii) Series C Preferred Stock are each entitled to elect one member of the Board of Directors.

Protective Provisions — The holders of preferred stock also have certain protective provisions. So long as there are at least 20% of the originally issued shares of preferred stock issued and outstanding, the Company cannot without the approval of the majority of the preferred stock then outstanding, voting as a single class on an as-converted basis, take certain actions. Such actions include: (i) consummating a liquidation, dissolution or winding up of the Company; (ii) adversely altering, waiving or affecting the rights, preferences, privileges, or powers of, or restrictions of preferred stock; (iii) increasing or decreasing the authorized number of shares of any common stock or preferred stock; or (iv) redeeming or paying dividends except for permitted purposes.